HENDERSON GLOBAL FUNDS

                          Henderson European Focus Fund
                        Henderson Global Technology Fund
                   Henderson International Opportunities Fund
                         Henderson Income Advantage Fund
                         Henderson U.S. Core Growth Fund

                         Supplement dated August 1, 2005
                      to Prospectus dated November 30, 2004

       This Supplement supercedes all prior supplements to the Prospectus

1. THE "ANNUAL FUND OPERATING EXPENSES" TABLE IN THE SECTION ENTITLED "FEES AND EXPENSES SUMMARY" ON PAGES 24 THROUGH 26 OF THE PROSPECTUS IS RESTATED IN ITS ENTIRETY AS FOLLOWS:

The following tables assume Other Expenses as of each Fund's fiscal year ended July 31, 2004 and management fee reductions effective August 1, 2005, where applicable.

ANNUAL FUND OPERATING EXPENSES (expenses that are paid from Fund assets) As a percentage of average net assets

EUROPEAN FOCUS FUND
-------------------
                                                                             CLASS A        CLASS B        CLASS C
                                                                             -------        -------        -------
Management Fees (j)                                                           1.00%          1.00%          1.00%
Distribution and Service (12b-1) Fees                                         0.25%          1.00%          1.00%
Other Expenses (g)                                                            0.90%          0.90%          0.90%
   Total Operating Expenses                                                   2.15%          2.90%          2.90%
Fee Waiver and Expense Reimbursement (h)                                      0.15%          0.15%          0.15%
   Net Operating Expenses (h)                                                 2.00%          2.75%          2.75%


GLOBAL TECHNOLOGY FUND
----------------------
                                                                             CLASS A        CLASS B        CLASS C
                                                                             -------        -------        -------
Management Fees (j)                                                           1.00%          1.00%          1.00%
Distribution and Service (12b-1) Fees                                         0.25%          1.00%          1.00%
Other Expenses (g)                                                            5.56%          5.56%          5.56%
   Total Operating Expenses                                                   6.81%          7.56%          7.56%
Fee Waiver and Expense Reimbursement (h)                                      4.81%          4.81%          4.81%
   Net Operating Expenses (h)                                                 2.00%          2.75%          2.75%


INTERNATIONAL OPPORTUNITIES FUND
--------------------------------
                                                                             CLASS A        CLASS B        CLASS C
                                                                             -------        -------        -------
Management Fees (j)                                                           1.10%          1.10%          1.10%
Distribution and Service (12b-1) Fees                                         0.25%          1.00%          1.00%
Other Expenses (g)                                                            0.86%          0.86%          0.86%




   Total Operating Expenses                                                   2.21%          2.96%          2.96%
Fee Waiver and Expense Reimbursement (h)                                      0.21%          0.21%          0.21%
   Net Operating Expenses(h)                                                  2.00%          2.75%          2.75%


INCOME ADVANTAGE FUND
---------------------
                                                                             CLASS A        CLASS B        CLASS C
                                                                             -------        -------        -------
Management Fees (i) (j)                                                       0.85%          0.85%          0.85%
Distribution and Service (12b-1) Fees                                         0.25%          1.00%          1.00%
Other Expenses (g)                                                            2.39%          2.39%          2.39%
   Total Operating Expenses                                                   3.49%          4.24%          4.24%
Fee Waiver and Expense Reimbursement (h)                                      2.19%          2.19%          2.19%
   Net Operating Expenses (h)                                                 1.30%          2.05%          2.05%


U.S. CORE GROWTH FUND
---------------------
                                                                             CLASS A        CLASS B        CLASS C
                                                                             -------        -------        -------
Management Fees (j)                                                           1.10%          1.10%          1.10%
Distribution and Service (12b-1) Fees                                         0.25%          1.00%          1.00%
Other Expenses (g)                                                            1.33%          1.33%          1.33%
   Total Operating Expenses                                                   2.68%          3.43%          3.43%
Fee Waiver and Expense Reimbursement (h)                                      0.68%          0.68%          0.68%
   Net Operating Expenses (h)                                                 2.00%          2.75%          2.75%

---------------------
(a) Investors may be charged a fee by their broker and agent if they effect transactions in Fund shares through a broker or agent.
(b) The sales charge declines with certain increases in the amount invested. An initial sales charge will not be deducted from your purchase if you buy $1 million or more of Class A shares, or if your Class A purchase meets certain requirements.
(c) A contingent deferred sales charge ("CDSC") of 1% is applied to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as a part of an investment of $1 million or more.
(d)      The CDSC payable upon redemption of Class B shares declines over time.
(e) A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.
(f) Shares redeemed within 30 days of purchase, including redemptions in connection with exchange, may be subject to a 2.00% redemption fee. See "How to Purchase, Exchange and Redeem Shares - Excessive Trading Practices."
(g) Other Expenses are based on the most recent fiscal year-end results of European Focus Fund, Global Technology Fund, International Opportunities Fund and Income Advantage Fund, and on estimated amounts for U.S. Core Growth Fund.
(h) The Fund's adviser has contractually agreed to waive its management fee and, if necessary, to reimburse other operating expenses of the Funds in order to limit total annual ordinary operating expenses, less distribution and service fees, to 1.75% of a Fund's average daily net assets for the European Focus Fund, Global Technology Fund, International Opportunities Fund and U.S. Core Growth Fund and to 1.05% of the Income Advantage Fund's average daily net assets. The waiver will remain in effect through July 31, 2010 for each Fund. The adviser may subsequently recover from a Fund expenses reimbursed through July 31, 2005 for the European Focus Fund, Global Technology Fund and International Opportunities Fund, through September 30, 2006 for the Income Advantage Fund and through April 30, 2007 for the U.S. Core Growth Fund, if a Fund's expense ratio including recovered expenses falls below the expense limitation.
(i) Management fees are calculated as a percentage of the Fund's average managed assets. Managed assets mean the total assets of the Fund including any assets attributable to leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).
(j) Management fees will decrease on a breakpoint schedule as assets increase. Please see "Management of the Funds" for the breakpoints for the management fees.

2. THE "EXAMPLE OF EXPENSES" TABLE IN THE SECTION ENTITLED "FEES AND EXPENSES SUMMARY" ON PAGE 27 OF THE PROSPECTUS IS RESTATED IN ITS ENTIRETY AS FOLLOWS. THE TABLE BELOW ASSUMES EXPENSES AS OF EACH FUND'S FISCAL YEAR ENDED JULY 31, 2004 ADJUSTED TO REFLECT MANAGEMENT FEE REDUCTIONS EFFECTIVE AUGUST 1, 2005, WHERE APPLICABLE, AND AN EXTENSION OF THE ADVISER'S AGREEMENT TO WAIVE FEES AND/OR REIMBURSE EXPENSES.

                                      If you sell your shares,                            If you don't sell your shares,
                                          your costs would be:                                      your costs would be
EUROPEAN FOCUS FUND
-------------------
                1-YEAR      3-YEAR     5-YEAR*      10-YEAR*          1-YEAR     3-YEAR      5-YEAR*      10-YEAR*
                ------      ------     ------       -------           ------     ------      ------       -------
Class A         766         1,167      1,592        2,842             766        1,167       1,592        2,842
Class B         678         1,153      1,555        2,972             278          853       1,455        2,972
Class C         278           853      1,455        3,151             278          853       1,455        3,151

GLOBAL TECHNOLOGY FUND
----------------------
                1-YEAR      3-YEAR     5-YEAR*      10-YEAR*          1-YEAR     3-YEAR      5-YEAR*      10-YEAR*
                ------      ------     ------       -------           ------     ------      ------       -------
Class A         766         1,167      1,592        4,778             766        1,167       1,592        4,778
Class B         678         1,153      1,555        4,907             278          853       1,455        4,907
Class C         278           853      1,455        5,056             278          853       1,455        5,056

INTERNATIONAL OPPORTUNITIES FUND
--------------------------------
                1-YEAR      3-YEAR     5-YEAR*      10-YEAR*          1-YEAR     3-YEAR      5-YEAR*      10-YEAR*
                ------      ------     ------       -------           ------     ------      ------       -------
Class A         766         1,167      1,592        2,869             766        1,167       1,592        2,869
Class B         678         1,153      1,555        3,000             278          853       1,455        3,000
Class C         278           853      1,455        3,178             278          853       1,455        3,178

INCOME ADVANTAGE FUND
---------------------
                1-YEAR      3-YEAR     5-YEAR*      10-YEAR*          1-YEAR     3-YEAR      5-YEAR*      10-YEAR*
                ------      ------     ------       -------           ------     ------      ------       -------
Class A         601           868      1,155        3,017             601          868       1,155        3,017
Class B         608           943      1,204        3,224             208          643       1,104        3,224
Class C         208           643      1,104        3,400             208          643       1,104        3,400

U.S. CORE GROWTH FUND**
---------------------
                1-YEAR      3-YEAR                                    1-YEAR     3-YEAR
                ------      ------                                    ------     ------
Class A         766         1,167                                       766      1,167
Class B         678         1,153                                       278        853
Class C         278           853                                       278        853

---------------------
* The expense examples above assume that the Adviser's agreement to waive fees and/or reimburse expenses expires on July 31, 2010, and is not extended. If fees were waived or expenses were reimbursed after July 31, 2010, your expenses would be lower. The expense examples also reflect the conversion of Class B shares to Class A shares after 8 years.
** The U.S. Core Growth Fund commenced operations on April 30, 2004 so only the 1-year and 3-year periods are shown.

3. THE FOURTH PARAGRAPH UNDER THE CAPTION "MANAGEMENT OF THE FUNDS-INVESTMENT ADVISER AND SUBADVISERS" ON PAGE 33 OF THE PROSPECTUS IS RESTATED AS FOLLOWS:

The Adviser provides services and facilities to the Funds. Each Fund pays the Adviser a monthly fee at an annual rate of each Fund's average net assets (or average managed assets with respect the Income Advantage Fund) as set forth below:

European Focus Fund
         1.00% on the first $500 million;
         0.90% on the next $1 billion; and
         0.85% for the balance thereafter.

Global Technology Fund
         1.00% on the first $500 million;
         0.95% on the next $500 million; and
         0.90% on the balance thereafter.

International Opportunities Fund
         1.10% on the first $1 billion;
         0.95% on the next $1 billion; and
         0.85% for the balance thereafter.

Income Advantage Fund
         0.85% on the first $500 million;
         0.75% on the next $500 million;
         0.70% on the next $500 million; and
         0.65% for the balance thereafter.

U.S. Core Growth Fund
         1.10% on the first $150 million:
         0.90% on the next $350 million; and
         0.85% for the balance thereafter.

4. Effective August 4, 2005, THE FOLLOWING IS ADDED AS THE THIRD PARAGRAPH IN THE SECTION ENTITLED "MANAGEMENT OF THE FUNDS-PORTFOLIO MANAGERS-INCOME ADVANTAGE FUND" ON PAGE 35 OF THE PROSPECTUS:

Victoria Harling, Manager, Emerging Market Debt. Ms. Harling joined Henderson Global Investors in 1999 and currently manages investments in emerging market debt for retail and institutional clients.

5. THE THIRD BULLET POINT UNDER THE CAPTION "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES-EXCESSIVE TRADING PRACTICES" ON PAGE 51 OF THE PROSPECTUS IS RESTATED AS FOLLOWS:

Total or partial redemptions of shares invested through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code where the shares are held within omnibus accounts maintained by a retirement plan sponsor or record keeper that has a written agreement to provide data to assist the Funds in monitoring for excessive trading;

6. THE LAST PARAGRAPH UNDER THE CAPTION "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES-EXCESSIVE TRADING PRACTICES" ON PAGE 51 OF THE PROSPECTUS IS RESTATED AS
FOLLOWS:

Generally, you will be permitted to make up to 4 exchanges between the Funds during any 12-month period. An exchange is any exchange (i) out of one Fund into another Fund or the Monarch Daily Assets Cash Fund or (ii) out of the Monarch Daily Assets Cash Fund into a Fund. However, more than one exchange during any 90-day period, excluding exchanges into or from the Monarch Daily Assets Cash Fund, may be considered excessive. The Funds reserve the right to accept exchanges in excess of this policy on a case-by-case basis if they believe that granting such an exception would not be disruptive to the portfolio management strategies and harm Fund performance. The Funds may also waive this restriction for shareholders investing through certain electronic mutual fund marketplaces.

7. THE FOLLOWING IS ADDED TO THE END OF THE FIRST PARAGRAPH FOLLOWING THE BULLET POINTS IN THE SECTION ENTITLED "HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES - OTHER CONSIDERATIONS - EXCESSIVE TRADING PRACTICES" ON PAGE 51 OF THE
PROSPECTUS:

In some cases, financial intermediaries investing wrap account assets through an omnibus account may charge the 2.00% redemption fee but apply operational policies or procedures that are more or less restrictive than those of the Funds.

8. THE FIRST SENTENCE OF THE SECOND TO LAST PARAGRAPH UNDER THE CAPTION "INVESTOR SERVICES AND PROGRAMS-EXCHANGE PLAN" ON PAGE 54 OF THE PROSPECTUS IS RESTATED AS FOLLOWS:

There is no fee to exchange shares; however, shares exchanged from the Funds into the Daily Assets Cash Fund within 30 days of purchase may be subject to a 2.00% redemption fee and exchanges in and out of the Daily Assets Cash Fund will count towards your limit of 4 exchanges during any 12-month period.

9. FORUM FUND SERVICES, LLC, THE FUNDS' DISTRIBUTOR, IS CHANGING ITS NAME TO FORESIDE FUND SERVICES, LLC.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.